Trade and Other Payables (Details) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Trade and other payables [abstract]
Admission rights	$ 1,006,290	$ 1,250,366
Rent and service payments received in advance	768,089	511,281
Accrued invoices	302,818	529,698
Trade payables	152,706	584,911
Payments received in advance	48,079	121,092
Tenant deposits	76,526	72,640
Other income to be accrued	55,018	31,130
Total trade payables	2,409,526	3,101,118
Others	126,131	144,720
Withholdings payable	251,014	427,538
Tax payment plans	285,138	74,644
Dividends	125	56,823
Total other payables	662,408	703,725
Related parties (Note 29)	302,405	246,725
Total trade and other payables	3,374,339	4,051,568
Non-current	860,013	956,341
Current	2,514,326	3,095,227
Total	$ 3,374,339	$ 4,051,568